Income Taxes (Details) - Schedule of increase in income tax expenses and net loss per share amounts - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of increase in income tax expenses and net loss per share amounts [Abstract]
Increase in income tax expenses		¥ 3,019	¥ 1,764	¥ 5,299
Net loss per share-basic and diluted	[1]	¥ (328.7)	¥ (150.6)	¥ (318.2)

[1]	The net loss per share basic and diluted are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26)